JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 98.6%
U.S. Treasury Notes
1.25%, 6/30/2028	237,000	219,123
4.00%, 6/30/2028	222,000	222,867
1.00%, 7/31/2028	214,000	195,827
4.13%, 7/31/2028	218,000	219,626
2.88%, 8/15/2028	59,000	57,218
1.13%, 8/31/2028	275,000	252,065
4.38%, 8/31/2028	157,000	159,330
1.25%, 9/30/2028	145,000	133,145
4.63%, 9/30/2028	363,000	371,352
1.38%, 10/31/2028	366,000	336,791
4.88%, 10/31/2028	252,000	259,826
3.13%, 11/15/2028	363,000	354,053
1.50%, 11/30/2028	409,000	377,255
4.38%, 11/30/2028	73,000	74,126
1.38%, 12/31/2028	407,000	373,057
3.75%, 12/31/2028	352,000	350,281
1.75%, 1/31/2029	56,000	51,916
4.00%, 1/31/2029	283,000	283,873
2.63%, 2/15/2029	159,000	152,044
4.25%, 2/28/2029	68,000	68,799
2.38%, 3/31/2029	128,000	121,040
4.13%, 3/31/2029	79,000	79,592
2.88%, 4/30/2029	222,000	213,692
4.63%, 4/30/2029	275,000	281,972
2.38%, 5/15/2029	157,000	148,224
2.75%, 5/31/2029	204,000	195,258
4.50%, 5/31/2029	442,000	451,358
3.25%, 6/30/2029	94,000	91,617
4.25%, 6/30/2029	443,000	448,347
2.63%, 7/31/2029	4,000	3,802
4.00%, 7/31/2029	415,000	416,102
1.63%, 8/15/2029	207,000	189,009
3.13%, 8/31/2029	198,000	191,774
3.63%, 8/31/2029	449,000	443,598
3.50%, 9/30/2029	451,000	443,248
3.88%, 9/30/2029	166,000	165,566
4.00%, 10/31/2029	37,000	37,085
4.13%, 10/31/2029	90,000	90,650
1.75%, 11/15/2029	210,000	191,625
3.88%, 11/30/2029	2,000	1,994
4.13%, 11/30/2029	89,000	89,671
3.88%, 12/31/2029	12,000	11,960
4.38%, 12/31/2029	94,000	95,645
3.50%, 1/31/2030	10,000	9,806
4.25%, 1/31/2030	93,000	94,148
1.50%, 2/15/2030	204,000	182,763
4.00%, 2/28/2030	264,000	264,567
3.63%, 3/31/2030	222,000	218,644

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
4.00%, 3/31/2030	93,000	93,160
3.50%, 4/30/2030	164,000	160,528
3.88%, 4/30/2030	88,000	87,649
0.63%, 5/15/2030	518,000	440,624
3.75%, 5/31/2030	281,000	278,069
3.75%, 6/30/2030	73,000	72,213
4.00%, 7/31/2030	311,000	311,073
0.63%, 8/15/2030	540,000	455,077
4.13%, 8/31/2030	214,000	215,220
4.63%, 9/30/2030	150,000	154,377
4.88%, 10/31/2030	221,000	230,073
0.88%, 11/15/2030	429,000	363,393
4.38%, 11/30/2030	170,000	172,849
3.75%, 12/31/2030	288,000	283,826
4.00%, 1/31/2031	331,000	330,185
1.13%, 2/15/2031	525,000	448,506
4.63%, 4/30/2031	1,000	1,029
1.63%, 5/15/2031	404,000	351,985
4.63%, 5/31/2031	19,000	19,541
4.25%, 6/30/2031	344,000	346,876
4.13%, 7/31/2031	346,000	346,487
1.25%, 8/15/2031	647,000	546,412
3.75%, 8/31/2031	351,000	344,049
3.63%, 9/30/2031	353,000	343,361
1.38%, 11/15/2031	637,000	537,917
1.88%, 2/15/2032	596,000	516,890
2.88%, 5/15/2032	410,000	378,097
2.75%, 8/15/2032	354,000	322,486
4.13%, 11/15/2032	368,000	366,376
3.50%, 2/15/2033	354,000	337,116
3.38%, 5/15/2033	356,000	335,127
3.88%, 8/15/2033	406,000	394,930
4.50%, 11/15/2033	576,000	584,595
4.00%, 2/15/2034	379,000	370,310
4.38%, 5/15/2034	637,000	638,792
3.88%, 8/15/2034	644,000	620,454
4.25%, 11/15/2034	541,000	535,674
4.63%, 2/15/2035	285,000	290,344
Total U.S. Treasury Obligations (Cost $22,330,553)		22,311,001

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $97,721)	97,709	97,729
Total Investments — 99.1% (Cost $22,428,274)		22,408,730
Other Assets in Excess of Liabilities — 0.9%		211,967
NET ASSETS — 100.0%		22,620,697

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$22,311,001	$—	$22,311,001
Short-Term Investments
Investment Companies	97,729	—	—	97,729
Total Investments in Securities	$97,729	$22,311,001	$—	$22,408,730

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$88,310	$242,666	$233,254	$9	$(2)	$97,729	97,709	$429	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.